UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	717	$719,391
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	325	326,123
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	432	349,604
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	6,626	6,624,422
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	2,870	2,868,283
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	981	968,676
WP CPP Holdings, LLC
Term Loan, 6.21%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	550	552,819

		$12,409,318

Automotive — 3.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.37%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,291	$3,294,054
Apro, LLC
Term Loan, 6.20%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	292	293,711
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	597	599,425
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,493	1,509,291
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	613	615,925
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	1,102	1,106,729
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,338	1,341,716
Federal-Mogul Holdings Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	3,331	3,343,794
Horizon Global Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	393	384,189
L&W, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	875	884,297
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	788	793,910
Tenneco, Inc.
Term Loan, Maturing June 18, 2025(5)	3,825	3,826,171

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	875	$1,017,851
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,057	1,060,759
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,206	1,211,886

			$21,283,708

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,738	$2,751,741
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,219	1,139,781
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	825,000

			$4,716,522

Brokerage/Securities Dealers/Investment Houses — 0.9%
Advisor Group, Inc.
Term Loan, Maturing August 15, 2025(5)		625	$629,687
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		1,594	1,601,680
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.58% PIK)), Maturing May 23, 2021		2,178	2,187,033
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		560	564,200
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		600	609,000

			$5,591,600

Building and Development — 3.8%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		2,814	$2,805,580
Beacon Roofing Supply, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		623	621,545
Core & Main L.P.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		819	823,413
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		2,019	2,033,541
DTZ U.S. Borrower, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		5,950	5,941,944
GGP, Inc.
Term Loan, Maturing August 27, 2025(5)		1,025	1,019,966
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		444	447,577
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		2,788	2,788,634
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,085	2,090,502
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		909	912,420
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		672	672,884

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Werner FinCo L.P.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,142	$1,122,134
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		639	646,608
Term Loan - Second Lien, 11.08%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,500	1,522,500

			$23,449,248

Business Equipment and Services — 13.0%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		3,293	$2,576,566
Adtalem Global Education, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		425	428,542
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,423	2,430,438
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,785,308
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	503,588
Blitz F18-675 GmbH
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,625	1,892,900
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		569	572,887
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,049	2,051,622
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		420	420,053
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		1,575	1,578,281
Change Healthcare Holdings LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,014	7,024,083
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		291	292,820
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,504	951,185
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,386	1,387,386
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,397	1,394,754
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		252	47,468
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		566	0
EIG Investors Corp.
Term Loan, 6.06%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)		3,505	3,523,948
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		423	426,047
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,258	2,258,418
First Data Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		2,422	2,421,521

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,093	$2,101,752
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	963	739,632
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		987	989,655
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		2,655	2,666,065
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		913	920,288
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		923	911,731
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,449	3,476,607
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,968	1,976,667
Kronos Incorporated
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing November 1, 2023(4)		6,394	6,417,097
LegalZoom.com, Inc.
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024		796	805,409
Term Loan - Second Lien, 10.56%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		600	606,000
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,366	2,263,389
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,370	1,342,073
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		375	375,937
Pre-Paid Legal Services, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		494	496,070
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,784	2,796,012
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,063	1,076,200
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		249	250,258
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,395	2,396,371
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,510	3,525,660
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,935	1,942,491
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		450	452,049
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		2,138	2,140,116
TriTech Software Systems
Term Loan, Maturing August 15, 2025(5)		925	928,625
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		566	567,083
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		268	269,944

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		350	$348,104
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,169	1,162,792
Worldpay, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		347	348,038
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,920	1,923,122
ZPG PLC
Term Loan, 5.47%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	775	1,007,261

			$81,190,313

Cable and Satellite Television — 5.6%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,831	$3,836,734
CSC Holdings, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,772	3,765,715
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,372	1,370,420
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	494	561,837
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,000	1,907,826
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		800	772,334
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,059	2,048,342
Telenet Financing USD, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,750	2,720,781
Unitymedia Finance, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,049,437
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,164,668
UPC Financing Partnership
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,166	2,160,736
Virgin Media Bristol, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		7,400	7,405,202
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,805,062
Ziggo Secured Finance Partnership
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,764,339

			$35,333,433

Chemicals and Plastics — 6.4%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		694	$695,627
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		996	998,198
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		619	621,070
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,706	2,710,008
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	646	753,260
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		342	342,006

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		550	$555,187
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	628,516
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		358	360,016
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		365	367,842
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		444	447,256
Flint Group GmbH
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		160	151,912
Flint Group US, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		971	918,944
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,366	2,376,765
H.B. Fuller Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		2,103	2,105,564
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,259	3,777,721
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		100	99,578
Invictus US, LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		524	527,288
Kraton Polymers, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,037	1,041,091
LTI Holdings, Inc.
Term Loan, Maturing August 10, 2025(5)		500	501,041
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,077	1,081,835
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,773	2,785,438
Minerals Technologies, Inc.
Term Loan, 4.39%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		956	960,935
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,160	1,169,087
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	831	970,357
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		3,125	3,132,356
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		399	386,611
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(5)		1,000	987,500
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		69	70,473
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		393	397,376
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		363	362,182
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,113	1,118,461
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,568	2,581,064
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		594	598,095

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Univar, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,701	$2,711,843
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		422	424,449

			$39,716,952

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		272	$273,696

			$273,696

Containers and Glass Products — 4.6%
Berlin Packaging, LLC
Term Loan, 5.11%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		275	$275,215
Berry Global, Inc.
Term Loan, 4.19%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		873	874,626
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,560	2,552,204
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		422	423,224
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	625	729,322
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,481	3,473,868
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,550	1,552,906
Libbey Glass, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,114	1,109,000
Pelican Products, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		650	651,354
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,786	5,810,160
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		821	822,157
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	2,623	3,058,142
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		1,207	1,213,127
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,368	1,588,448
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		772	771,765
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,692	1,960,622
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	1,525	1,772,247

			$28,638,387

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$2,006,891

			$2,006,891

Drugs — 5.8%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		844	$843,730
Term Loan - Second Lien, 9.08%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	500,834

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Alkermes, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	403	$402,939
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,799	3,817,525
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,924	2,947,230
Bausch Health Companies, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	6,763	6,794,467
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	5,099	5,136,708
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	3,572	3,589,504
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	7,055	7,056,021
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,757	2,739,605
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	923	922,770
PharMerica Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	848	854,764
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	450	449,719

		$36,055,816

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	2,240	$2,247,523
Charah, LLC
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	575	583,498
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,300	1,308,938
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)	287	286,305
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	2,313	2,304,756
Wastequip, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	150	150,513
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	772	775,602

		$7,657,135

Electronics/Electrical — 17.1%
Almonde, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,706	$2,697,054
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	498	488,453
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,432	2,445,303
AppLovin Corporation
Term Loan, Maturing August 15, 2025(5)	1,625	1,634,649
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	2,716	2,722,414
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	1,529	1,536,417

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Barracuda Networks, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,197	$1,199,993
Blackhawk Network Holdings, Inc.
Term Loan, 5.18%, (2 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		850	853,931
BMC Software Finance, Inc.
Term Loan, Maturing September 1, 2025(5)	EUR	300	351,163
Term Loan, Maturing September 1, 2025(5)		3,075	3,081,728
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		1,027	1,028,221
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		399	401,402
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		720	721,586
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		1,104	1,108,592
DigiCert, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		2,020	2,032,835
Electro Rent Corporation
Term Loan, 7.19%, (USD LIBOR + 5.00%), Maturing January 31, 2024(4)		1,354	1,364,533
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)		575	580,391
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		130	130,309
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,914	2,919,812
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		670	675,799
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		522	528,023
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		2,442	2,450,368
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		249	249,998
GlobalLogic Holdings, Inc.
Term Loan, 5.42%, (2 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		459	462,820
Term Loan, Maturing August 1, 2025(5)		66	66,117
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,785	5,806,399
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		1,624	1,633,646
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	496	577,283
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,283	3,306,427
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,077	2,094,957
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,120	7,132,393
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	348	406,495
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,975	3,998,733
Lattice Semiconductor Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		526	529,030

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	3,035	$3,012,982
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	526	522,385
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,294	1,272,072
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	2,775	2,774,700
MTS Systems Corporation
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	1,216	1,225,207
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	324	324,086
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,300	1,299,187
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	200,250
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	1,427	1,440,480
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,553	3,527,792
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	402	385,304
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	5,060	4,905,934
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	3,490	3,503,573
Southwire Company
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	625	627,474
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,490	1,492,887
SS&C Technologies, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,829	3,837,757
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,436	1,440,847
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,726	1,655,248
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	272	273,186
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	543	546,009
TTM Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	334	335,403
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,327	4,351,031
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,625	1,638,203
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,000	1,003,438
Veritas Bermuda Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,428	2,307,665
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	2,605	2,614,431

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	622	$725,451
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		796	795,503
Western Digital Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,698	1,700,895

			$106,956,654

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		4,491	$4,492,702
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		623	627,594

			$5,120,296

Financial Intermediaries — 4.1%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		2,842	$2,856,024
Clipper Acquisitions Corp.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,269	1,272,843
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,512	3,350,004
Donnelley Financial Solutions, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		184	184,746
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		274	277,227
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	118	138,437
Term Loan, Maturing February 6, 2025(5)	EUR	632	738,329
Focus Financial Partners, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		2,000	2,006,250
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		1,081	1,084,455
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		575	577,875
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,990	2,005,129
Greenhill & Co., Inc.
Term Loan, 5.84%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		1,073	1,087,247
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		1,496	1,509,342
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,136	1,144,257
Harbourvest Partners, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,194	1,195,378
LPL Holdings, Inc.
Term Loan, 4.48%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		1,485	1,489,050
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		109	110,213
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		322	324,033
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		593	588,056

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		648	$652,427
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		292	292,760
Virtus Investment Partners, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		724	727,576
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,167	2,182,876

			$25,794,534

Food Products — 4.1%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,581	$2,446,314
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		364	363,835
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		372	370,792
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		525	526,476
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,232	1,088,495
Dole Food Company, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,853	1,851,776
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	2,825	3,277,751
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		775	770,162
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		848	801,769
HLF Financing S.a.r.l.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025		1,125	1,130,625
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 1, 2022	EUR	285	333,167
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022		1,737	1,748,982
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		7,561	7,565,493
Nomad Foods Europe Midco Limited
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,294	1,288,649
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,782	1,784,924

			$25,349,210

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		6,345	$6,349,650
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		973	975,804
Del Frisco’s Restaurant Group, Inc.
Term Loan, Maturing August 6, 2025(5)		650	627,250
IRB Holding Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		898	903,441
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		1,056	1,057,684

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		941	$948,142
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		285	286,603
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		898	897,879
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,772	1,786,188

			$13,832,641

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,343	$1,342,035
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,478	1,475,968
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,993	3,986,011
Dhanani Group, Inc.
Term Loan, 5.83%, (2 mo. USD LIBOR + 3.75%), Maturing June 27, 2025		650	646,750
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		506	509,730
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	501,444
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	549,857
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		210	211,097
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		351	351,829

			$9,574,721

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.21%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		1,126	$1,128,625

			$1,128,625

Health Care — 14.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		259	$261,037
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,850	1,859,539
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		1,935	1,882,208
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		1,089	1,092,239
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	522,375
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		823	827,738
Auris Luxembourg III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		822	822,439
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		1,318	1,334,718
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		860	863,986
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		1,529	1,452,289
Bracket Intermediate Holding Corp.
Term Loan, Maturing September 5, 2025(5)		950	948,812

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BW NHHC Holdco, Inc.
Term Loan, 7.06%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,075	$1,060,219
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,390	1,387,763
Certara L.P.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		993	994,981
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		3,526	3,538,836
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,904	1,880,926
Concentra, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		611	612,869
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		640	643,451
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		841	844,094
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		522	527,164
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	925	1,071,776
DaVita, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,940	1,951,203
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,352	2,354,456
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		4,434	4,438,334
Equian, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		669	670,834
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		2,113	2,123,538
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,175	2,193,635
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		993	992,750
Greatbatch Ltd.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,839	1,852,003
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,678	3,696,256
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		1,147	1,145,691
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		3,408	3,407,875
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,350	1,337,625
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		551	551,976
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		993	993,492
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		2,920	2,935,833
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022		3,286	3,295,245
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	433,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	322	$293,913
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	771	771,657
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	500	505,312
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,570	3,571,400
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,064	1,069,757
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	672	674,144
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	555	305,474
One Call Corporation
Term Loan, 7.31%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,518	2,404,025
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,655	3,658,561
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,829	2,829,507
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	813	815,503
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,272	1,278,172
R1 RCM, Inc.
Term Loan, 7.43%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	625	625,781
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,650	1,662,878
Select Medical Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,777	1,791,556
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	903	906,313
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	500	502,969
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,067	1,067,104
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	458	458,385
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,222	2,132,073
Tecomet, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	842	844,918
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,238	1,243,526
Verscend Holding Corp.
Term Loan, Maturing August 27, 2025(5)	1,625	1,637,694
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	498	497,345

		$90,351,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.9%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,685	$1,674,000
Serta Simmons Bedding, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,851	4,167,417

			$5,841,417

Industrial Equipment — 6.0%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,617	$2,626,455
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		51	50,234
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		224	222,147
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,764	1,764,994
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	752	880,300
Delachaux S.A.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		418	420,351
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	33	38,225
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	82	95,563
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	298	345,952
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	745	864,879
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		920	924,024
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		546	549,287
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,592	1,591,005
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,146	2,160,459
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	399	463,284
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,771	1,779,258
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	430	500,850
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,303	1,310,080
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	938	1,092,032
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,662	4,690,332
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		496	498,483
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,801	2,797,217
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,331	1,336,055
Pro Mach Group, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		249	248,378
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		900	900,270
Rexnord, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		2,523	2,533,749

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,072	$1,064,940
Shape Technologies Group, Inc.
Term Loan, 5.13%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		250	250,156
Tank Holding Corp.
Term Loan, 5.65%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		1,160	1,165,449
Thermon Industries, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		358	360,685
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,167	3,007,721
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,172,116

			$37,704,930

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,583	$2,585,939
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,089	3,096,240
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		5,205	5,235,565
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,318	2,326,831
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,700	2,787,750
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	550	630,273
FrontDoor, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		500	501,875
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		5,300	5,300,360
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,228	2,227,796
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,172	1,170,575
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,077	3,073,544

			$28,936,748

Leisure Goods/Activities/Movies — 5.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		2,310	$2,314,499
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		591	592,231
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,186	3,193,810
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,802	4,792,902
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,440	1,421,888
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,910	1,895,648
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	923	1,070,045
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,170	2,163,989

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	$1,769,122
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,193	1,200,338
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	850	985,816
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		198	200,322
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,535	1,552,497
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,798	2,808,423
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	561,996
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,045	1,047,450
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,954	1,949,013
SRAM, LLC
Term Loan, 4.95%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,816	1,824,748
Steinway Musical Instruments, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		923	924,994
Travel Leaders Group, LLC
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,000	1,008,750
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,547	1,556,142

			$34,834,623

Lodging and Casinos — 5.9%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,241	$1,239,160
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	500	585,091
Boyd Gaming Corporation
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,026	1,031,925
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,702	2,704,037
Eldorado Resorts, LLC
Term Loan, 4.41%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		891	895,778
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,358	1,358,292
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,010	1,011,068
Golden Nugget, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,555	4,577,533
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	1,566,359
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	905,246
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,197	1,200,179
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	550,688
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		4,077	4,094,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,122	$1,121,869
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,053	2,055,133
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,629	2,612,371
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	1,171,777
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		4,350	4,388,062
Tropicana Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		84	84,420
VICI Properties 1, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,317,666
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,400	1,403,937

			$36,875,032

Nonferrous Metals/Minerals — 1.1%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing December 11, 2024(3)(8)		139	$118,694
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,319	1,315,408
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		909	912,766
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,089	1,953,092
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		942	72,625
Oxbow Carbon, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		683	688,472
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	816,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,190,363

			$7,067,420

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		770	$775,299
Apergy Corporation
Term Loan, 4.63%, (2 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		375	376,953
BCP Raptor, LLC
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		767	745,767
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		1,059	1,060,404
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025		399	400,663
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,475	2,499,560
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		202	196,856
Green Plains Renewable Energy, Inc.
Term Loan, 7.57%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		1,092	1,108,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	1,322	$1,337,934
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	672	666,868
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,434	1,438,192
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	771	773,776
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	38	34,872
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	103	93,505
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	742	672,181
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	123	111,102
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	202	181,894
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,523	1,372,703
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,550	1,396,454

		$15,243,109

Publishing — 1.7%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,216	$1,215,242
Getty Images, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,730	3,642,172
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	948	891,262
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	574	574,279
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,016	1,019,008
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	415	419,152
Multi Color Corporation
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	348	350,209
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,937	1,949,990
Tweddle Group, Inc.
Term Loan, 10.00%, (3 mo. USD Prime + 5.00%), Maturing October 24, 2022(3)	800	378,029

		$10,439,343

Radio and Television — 3.7%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	424	$383,877
CBS Radio, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,623	1,610,926
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,308	3,260,371
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,166	1,153,797
Gray Television, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	255,746

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	698	$700,750
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	2,132	1,601,523
Term Loan, 0.00%, Maturing July 30, 2019(6)	364	274,827
Mission Broadcasting, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	331	332,210
Nexstar Broadcasting, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,433	2,444,024
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,166	1,168,374
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	545	546,187
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	9,628	9,269,961

		$23,002,573

Retailers (Except Food and Drug) — 4.9%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,070	$1,943,284
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,414	1,427,925
BJ’s Wholesale Club, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	997	999,511
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,958	3,964,481
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	47,275
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,063	1,874,664
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	2,391	2,342,983
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,042	1,040,171
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	705	687,375
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	565	565,008
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,150	2,501,452
LSF9 Atlantis Holdings, LLC
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,073	1,034,963
Neiman Marcus Group Ltd., LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,301	2,143,885
Party City Holdings, Inc.
Term Loan, 5.05%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	864	868,877
PetSmart, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,363	3,743,826
PFS Holding Corporation
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,369	1,380,021
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	552	483,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		446	$447,171
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024		575	577,228
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024		670	669,240
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		2,106	2,095,700

			$30,838,040

Steel — 1.2%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		1,418	$1,422,971
GrafTech Finance, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		3,025	3,049,578
Neenah Foundry Company
Term Loan, 8.68%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		853	848,859
Phoenix Services International, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		898	902,986
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		1,236	1,237,813

			$7,462,207

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		398	$398,802
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,118	1,116,179
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		119	119,068
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		393	391,543
PODS, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		670	672,367
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,676	1,641,065
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	652,644

			$4,991,668

Telecommunications — 6.7%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,547	$5,489,923
Colorado Buyer, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,687	1,694,711
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,811	1,729,805
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,410,815
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,054	1,990,055
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,920,025
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,240	2,292,663

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	$1,684,000
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,202,610
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		625	627,734
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		444	446,029
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,778	1,724,175
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,475	1,475,000
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,753	3,758,755
Syniverse Holdings, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,047	1,041,353
TDC A/S
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing May 31, 2025	EUR	4,750	5,538,974
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025		2,025	2,043,351
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		5,052	5,067,099

			$42,137,077

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		2,425	$2,443,187
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		963	965,105
Calpine Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,419	3,428,396
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		616	617,934
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		121	122,413
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,664	2,691,777
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		101	101,100
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,585	1,579,063
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,201	2,742,857
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		1,089	1,095,779
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		788	790,947
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		200	201,007
Vistra Energy Corp.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		1,150	1,149,401

			$17,928,966

Total Senior Floating-Rate Loans (identified cost $888,449,067)			$879,734,525

Corporate Bonds & Notes — 5.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(7)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,389
TransDigm, Inc.
6.00%, 7/15/22	85	86,062
6.50%, 7/15/24	80	81,500

		$177,951

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	15	$14,625
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	53	50,615
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	124,800
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	51,384
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,450
5.875%, 6/15/24	60	60,072

		$346,946

Business Equipment and Services — 0.3%
First Data Corp.
7.00%, 12/1/23(9)	155	$161,665
5.00%, 1/15/24(9)	20	20,116
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,148
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	47,700
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	15	16,537
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	1,475	1,504,500

		$1,791,666

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,300
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	161,400
5.75%, 1/15/24	10	10,198
5.375%, 5/1/25(9)	95	94,644
5.75%, 2/15/26(9)	45	45,112
CSC Holdings, LLC
5.25%, 6/1/24	10	9,725
DISH DBS Corp.
6.75%, 6/1/21	20	20,350
5.875%, 7/15/22	25	24,094
5.875%, 11/15/24	5	4,369

Security	Principal Amount* (000’s omitted)	Value
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	625	$617,969

		$1,003,161

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	2,000	$1,897,500
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,181
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	30,900
5.625%, 10/1/24(9)	15	15,905

		$1,990,486

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	35	$36,094
5.75%, 7/15/25	75	76,125

		$112,219

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,906

		$25,906

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,813
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	36,006
6.375%, 8/15/25(9)	15	15,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,216	4,226,158
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	1,050	1,064,437

		$5,367,864

Drugs — 0.7%
Bausch Health Companies, Inc.
7.50%, 7/15/21(9)	50	$50,888
5.625%, 12/1/21(9)	30	29,813
6.50%, 3/15/22(9)	887	920,262
7.00%, 3/15/24(9)	1,153	1,220,739
5.50%, 11/1/25(9)	1,875	1,877,344
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	75	75,562

		$4,174,608

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,125
Covanta Holding Corp.
5.875%, 3/1/24	25	25,250

		$50,375

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24		15	$15,150
5.00%, 9/15/26		25	24,063

			$39,213

Electronics/Electrical — 0.0%(7)
Infor (US), Inc.
6.50%, 5/15/22		50	$50,899

			$50,899

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		400	$400,000

			$400,000

Financial Intermediaries — 0.0%(7)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$41,196
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	88,156
Navient Corp.
5.50%, 1/15/19		110	110,996
5.00%, 10/26/20		30	30,156

			$270,504

Food Products — 0.1%
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	254	$329,714
Post Holdings, Inc.
8.00%, 7/15/25(9)		20	22,175

			$351,889

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$65,163

			$65,163

Health Care — 1.2%
Avantor, Inc.
6.00%, 10/1/24(9)		1,425	$1,449,937
Centene Corp.
4.75%, 5/15/22		20	20,450
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,650	1,575,750
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,750
6.25%, 12/1/24(9)		7	7,508
HCA Healthcare, Inc.
6.25%, 2/15/21		90	94,275
HCA, Inc.
6.50%, 2/15/20		20	20,810
4.75%, 5/1/23		1,200	1,222,500
5.875%, 2/15/26		25	25,906
Hologic, Inc.
4.375%, 10/15/25(9)		30	29,025

Security	Principal Amount* (000’s omitted)	Value
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	$28,690
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,850	1,974,875
Teleflex, Inc.
5.25%, 6/15/24	20	20,650
Tenet Healthcare Corp.
6.00%, 10/1/20	60	62,550
4.375%, 10/1/21	675	676,688
8.125%, 4/1/22	45	47,700
6.75%, 6/15/23	10	10,038

		$7,293,102

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$41,600

		$41,600

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$46,631
5.875%, 2/15/25	55	56,925
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	37,150

		$140,706

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	775	$790,500
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,313
5.25%, 11/15/23(9)	40	40,285
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	45	45,675

		$901,773

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	35	$33,994
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	77,062
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	15,488
MGM Resorts International
6.625%, 12/15/21	90	95,400
7.75%, 3/15/22	25	27,531
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,141
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	457	127,347

		$406,963

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$113,100
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	21,625
New Gold, Inc.
6.25%, 11/15/22(9)	70	62,475

		$197,200

Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	100	$102,000
5.625%, 6/1/23	5	5,170
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	30	30,150
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	784,687
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	133,250
Energy Transfer Equity, L.P.
5.875%, 1/15/24	35	37,275
Gulfport Energy Corp.
6.625%, 5/1/23	35	35,875
Newfield Exploration Co.
5.625%, 7/1/24	130	139,262
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	15	14,963
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,313
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	65	67,438
6.875%, 6/30/23(9)	30	31,350
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,109

		$1,437,842

Publishing — 0.0%(7)
Tribune Media Co.
5.875%, 7/15/22	35	$35,700

		$35,700

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,188
Series B, 6.50%, 11/15/22	100	102,750
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	953	712,367
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,131
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	95	98,952
Univision Communications, Inc.
6.75%, 9/15/22(9)	270	276,413

		$1,276,801

Security	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,300	$897,000
L Brands, Inc.
6.875%, 11/1/35	15	12,567
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	144,375
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	61,200

		$1,115,142

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,181

		$46,181

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$62,229
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	60	60,769

		$122,998

Surface Transport — 0.0%(7)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	56	$58,056

		$58,056

Telecommunications — 0.3%
CenturyLink, Inc.
6.75%, 12/1/23	40	$41,800
CommScope Technologies, LLC
6.00%, 6/15/25(9)	50	52,000
5.00%, 3/15/27(9)	5	4,875
Frontier Communications Corp.
10.50%, 9/15/22	15	13,275
7.625%, 4/15/24	30	19,050
6.875%, 1/15/25	50	29,500
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21	10	10,113
5.50%, 8/1/23	25	22,868
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,063
Sprint Communications, Inc.
7.00%, 8/15/20	510	535,500
6.00%, 11/15/22	5	5,073
Sprint Corp.
7.25%, 9/15/21	230	241,716
7.875%, 9/15/23	210	226,537
7.625%, 2/15/25	35	37,231
T-Mobile USA, Inc.
6.375%, 3/1/25	35	36,487
6.50%, 1/15/26	110	116,566

Security	Principal Amount* (000’s omitted)		Value
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	650	$713,934

			$2,131,588

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		1,150	$1,090,004
Vistra Energy Corp.
7.375%, 11/1/22		20	20,875
7.625%, 11/1/24		35	37,800
8.125%, 1/30/26(9)		25	27,969

			$1,176,648

Total Corporate Bonds & Notes (identified cost $33,365,620)			$32,601,150

Asset-Backed Securities — 2.8%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		$1,000	$1,000,159
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		2,000	1,989,812
Series 2015-2A, Class E2, 7.539%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		1,000	999,962
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)		525	525,178
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.789%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		1,200	1,207,416
Series 2015-5A, Class D, 8.448%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)		500	505,074
Cent CLO, L.P.
Series 2014-22A, Class D, 7.643%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)		1,000	1,000,944
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.064%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)		1,000	990,000
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.598%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)		1,000	981,183
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.098%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)		1,200	1,186,091
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 9.048%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)		1,000	1,004,119
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.848%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)		1,200	1,217,989
Recette CLO, LLC
Series 2015-1A, Class E, 8.048%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)		1,000	1,003,638
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.819%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)		2,000	2,031,633
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.548%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)		1,600	1,632,115

Total Asset-Backed Securities (identified cost $16,670,385)			$17,275,313

Common Stocks — 2.7%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	58	$693,331

		$693,331

Automotive — 0.1%
Dayco Products, LLC(14)(15)	20,780	$748,080

		$748,080

Business Equipment and Services — 1.0%
Education Management Corp.(3)(14)(15)	3,569,737	$0
RCS Capital Corp.(14)(15)	63,815	6,190,055

		$6,190,055

Electronics/Electrical — 0.1%
Answers Corp.(3)(14)(15)	96,908	$706,459

		$706,459

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(14)(15)	68,551	$8,603

		$8,603

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	76,163	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(3)(14)(15)	30,640	$2,083,520
Fieldwood Energy, Inc.(14)(15)	19,189	1,017,017
Nine Point Energy Holdings, Inc.(3)(15)(16)	758	842
Paragon Offshore Finance Company, Class A(14)(15)	1,707	2,027
Paragon Offshore Finance Company, Class B(14)(15)	854	29,036
Samson Resources II, LLC, Class A(14)(15)	46,484	1,103,995
Southcross Holdings Group, LLC(3)(14)(15)	67	0
Southcross Holdings L.P., Class A(14)(15)	67	16,415

		$4,252,852

Publishing — 0.7%
Cumulus Media, Inc., Class A(14)(15)	42,499	$888,229
ION Media Networks, Inc.(3)(14)(15)	4,429	3,445,496

		$4,333,725

Total Common Stocks (identified cost $5,067,496)		$16,933,105

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	3,972	$0

		$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(16)	14	$20,552

		$20,552

Security	Shares	Value
Total Convertible Preferred Stocks (identified cost $294,330)		$20,552

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,535,830
Invesco Senior Income Trust	538,147	2,330,176
Nuveen Credit Strategies Income Fund	406,731	3,233,511
Nuveen Floating Rate Income Fund	164,907	1,696,893
Nuveen Floating Rate Income Opportunity Fund	115,017	1,161,672
Voya Prime Rate Trust	441,753	2,199,930

Total Closed-End Funds (identified cost $13,551,541)		$12,158,012

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(17)	9,852,415	$9,853,400

Total Short-Term Investments (identified cost $9,852,888)		$9,853,400

Total Investments — 154.8% (identified cost $967,251,327)		$968,576,057

Less Unfunded Loan Commitments — (0.1)%		$(630,627)

Net Investments — 154.7% (identified cost $966,620,700)		$967,945,430

Notes Payable — (40.4)%		$(253,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (12.8)%		$(79,830,647)

Other Assets, Less Liabilities — (1.5)%		$(9,229,613)

Net Assets Applicable to Common Shares — 100.0%		$625,885,170

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at August 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after August 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $34,640,108 or 5.5% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $77,647.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,229,294	EUR	14,793,284	Goldman Sachs International	9/28/18	$28,782	$—
USD	963,122	EUR	824,080	State Street Bank and Trust Company	9/28/18	4,944	—
USD	1,164,531	EUR	995,000	State Street Bank and Trust Company	9/28/18	7,620	—
USD	1,777,045	EUR	1,517,375	State Street Bank and Trust Company	9/28/18	12,756	—
USD	18,710,607	EUR	15,961,413	Goldman Sachs International	10/31/18	103,385	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	999,839	GBP	775,000	Citibank, N.A.	10/31/18	$—	$(7,311)
USD	2,839,890	GBP	2,157,468	State Street Bank and Trust Company	10/31/18	36,157	—
USD	745,341	CAD	965,220	HSBC Bank USA, N.A.	11/30/18	4,519	—
USD	18,348,671	EUR	15,564,098	State Street Bank and Trust Company	11/30/18	162,866	—

						$361,029	$(7,311)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At August 31, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $361,029 and $7,311, respectively.

Restricted Securities

At August 31, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,722	$842
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$20,552

Total Restricted Securities			$48,722	$21,394

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$875,636,026	$3,467,872	$879,103,898
Corporate Bonds & Notes	—	32,601,150	—	32,601,150
Asset-Backed Securities	—	17,275,313	—	17,275,313
Common Stocks	888,229	9,115,228	6,929,648	16,933,105
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	12,158,012	—	—	12,158,012
Miscellaneous	—	—	0	0
Short-Term Investments	—	9,853,400	—	9,853,400
Total Investments	$13,046,241	$944,481,117	$10,418,072	$967,945,430
Forward Foreign Currency Exchange Contracts	$—	$361,029	$—	$361,029
Total	$13,046,241	$944,842,146	$10,418,072	$968,306,459

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,311)	$—	$(7,311)
Total	$—	$(7,311)	$—	$(7,311)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2018 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018